GOODWILL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
GOODWILL
Number of Reporting Units | item	1
Goodwill [Roll Forward]
Gross goodwill, Opening balance	$ 75,021
Accumulated impairment losses, Opening balance	0
Net goodwill, Opening balance	75,021	$ 64,222
Addition in goodwill related to acquisitions		20,161
Subtraction in goodwill related to disposals		(4,741)
Impairment expense	(74,091)	0	$ 0
Foreign currency translation adjustments	(930)	(4,621)
Gross goodwill, Closing balance	74,091	75,021
Accumulated impairment losses, Closing balance	$ (74,091)	0
Net goodwill, Closing balance		$ 75,021	$ 64,222